Concentration of Credit Risk - Summary of Credit Exposure Associated with our On- and Off-Balance Sheet Financial Instruments (Parenthetical) (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2021	Oct. 31, 2020
Disclosure of credit risk exposure [line items]
Credit exposure	[1]	$ 931,129	$ 861,193
On-balance sheet [member] | United States [member] | Loans and Acceptances Net of Allowance for Credit Losses [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Percentage of loans and acceptances net of allowance for credit losses accounted for		13.00%	13.00%
On-balance sheet [member] | Major assets [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit exposure		$ 797,129	$ 734,824
On-balance sheet [member] | Major assets [member] | United States [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit exposure		181,813	151,337
On-balance sheet [member] | Major assets [member] | Canadian currency [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit exposure		522,800	497,300
On-balance sheet [member] | Major assets [member] | Foreign currency [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit exposure		$ 274,300	$ 237,500

[1]	Excludes exposures arising from derivative and repo-style transactions that are cleared through QCCPs as well as credit risk exposures arising from other assets that are subject to the credit risk framework but are not included in the standardized or IRB frameworks, including other balance sheet assets that are risk-weighted at 100%, significant investments in the capital of non-financial institutions that are risk-weighted at 1,250%, settlement risk, and amounts below the thresholds for deduction that are risk-weighted at 250%.